Share-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2020
Share-based Payment Arrangement [Abstract]
Summary of Share - Based Awards
	Restricted Stock Units
	Number of Units
	Management	Weighted Average Fair Value on Grant Date	Actual Fair Value on Vesting Date
Unvested as at January 1, 2019	—	$—	—
Granted on January 2019	1,359,375	3.79	n/a
Unvested as at December 31, 2019	1,359,375	$3.79	n/a
Vested for six months ended June 30, 2020	373,826	—	—
Unvested as at June 30, 2020	985,549	$3.79	n/a